Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
U. S. Defined Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.99%	4.70%	5.50%
Expected return on plan assets	6.75%	7.00%	7.00%
Rate of compensation increase	4.13%	4.12%	4.14%
U. S. Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.80%	4.70%	5.50%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian Defined Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.65%	4.20%	5.00%
Expected return on plan assets	5.78%	6.17%	6.66%
Rate of compensation increase	3.00%	4.00%	4.00%
Canadian Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.70%	4.20%	5.00%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%